Document and Entity Information	Nov. 05, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2019
Entity Registrant Name	NU SKIN ENTERPRISES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-12421
Entity Tax Identification Number	87-0565309
Entity Address, Address Line One	75 West Center Street
Entity Address, City or Town	Provo
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84601
City Area Code	801
Local Phone Number	345-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001021561
Title of 12(b) Security	Class A Common Stock, $.001 par value
Trading Symbol	NUS
Security Exchange Name	NYSE